Investment Securities - Available-for-Sale and Held-to-Maturity (Detail) - USD ($) $ in Millions		Dec. 31, 2021		Dec. 31, 2020
Debt Securities Available For Sale And Held To Maturity [Line Items]
Held-to-maturity securities, Amortized Cost	[1]	$ 41,858
Held-to-maturity securities, Unrealized Gains		2
Held-to-maturity securities, Unrealized Losses		(48)
Held-to-maturity securities, Fair Value	[1]	41,812
Available-for-sale Securities, Amortized Cost		132,241	[2]	$ 133,611
Available-for-sale securities, Unrealized Gains		1,534		3,282
Available-for-sale securities, Unrealized Losses		(812)		(53)
Available-for-sale securities, Fair Value	[3]	132,963	[2]	136,840
U.S. Treasury and Agencies [Member]
Debt Securities Available For Sale And Held To Maturity [Line Items]
Available-for-sale Securities, Amortized Cost		36,648		21,954
Available-for-sale securities, Unrealized Gains		205		462
Available-for-sale securities, Unrealized Losses		(244)		(25)
Available-for-sale securities, Fair Value		36,609		22,391
Residential Mortgage-Backed Securities [Member] | Agency [Member]
Debt Securities Available For Sale And Held To Maturity [Line Items]
Held-to-maturity securities, Amortized Cost		41,858
Held-to-maturity securities, Unrealized Gains		2
Held-to-maturity securities, Unrealized Losses		(48)
Held-to-maturity securities, Fair Value		41,812
Available-for-sale Securities, Amortized Cost		76,761		98,031
Available-for-sale securities, Unrealized Gains		665		1,950
Available-for-sale securities, Unrealized Losses		(347)		(13)
Available-for-sale securities, Fair Value		77,079		99,968
Commercial [Member] | Agency [Member]
Debt Securities Available For Sale And Held To Maturity [Line Items]
Available-for-sale Securities, Amortized Cost		8,633		5,251
Available-for-sale securities, Unrealized Gains		53		170
Available-for-sale securities, Unrealized Losses		(201)		(15)
Available-for-sale securities, Fair Value		8,485		5,406
Asset-Backed Securities [Member]
Debt Securities Available For Sale And Held To Maturity [Line Items]
Available-for-sale Securities, Amortized Cost		62	[1]	200
Available-for-sale securities, Unrealized Gains		4		5
Available-for-sale securities, Fair Value		66	[1]	205
Obligations of State and Political Subdivisions [Member]
Debt Securities Available For Sale And Held To Maturity [Line Items]
Available-for-sale Securities, Amortized Cost		10,130	[4],[5]	8,166
Available-for-sale securities, Unrealized Gains		607		695
Available-for-sale securities, Unrealized Losses		(20)
Available-for-sale securities, Fair Value		10,717	[4],[5]	8,861
Other [Member]
Debt Securities Available For Sale And Held To Maturity [Line Items]
Available-for-sale Securities, Amortized Cost		7		9
Available-for-sale securities, Fair Value		$ 7		$ 9

[1]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
[2]	The weighted-average maturity of total available-for-sale investment securities was 3.4 years at December 31, 2020, with a corresponding weighted-average yield of 1.61 percent.
[3]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[4]	Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, and yield to maturity if the security is purchased at par or a discount.
[5]	Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.